SCHEDULE OF GAIN ON SALE OF DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Total Proceeds	$ 2,800,000
Diginex HK [Member]
IfrsStatementLineItems [Line Items]
Total Proceeds	6,000,000
Net costs incurred on behalf – note (a)	915,181
Cost of investment	11,274
Total Costs	926,455
Gain on sale	5,073,545
Diginex HK [Member] | Settled Shareholder Loan [Member]
IfrsStatementLineItems [Line Items]
Total Proceeds	$ 6,000,000